BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 105,460	$ 1,634	$ 4,178	$ 7,551	$ 11,936
Refundable PDUFA fee		2,335
Prepaid expenses and other current assets	866	527		710
Total current assets	106,326	4,496		8,261
Property and equipment, net	627	514		693
Restricted cash	97	80		80
Total assets	107,050	5,090		9,034
Current liabilities:
Accounts payable	3,237	2,208		1,217
Accrued expenses	2,681	1,956		1,013
Current portion of deferred rent and lease note payable	15	59		55
Current portion of term loan payable	2,667	1,194		333
Convertible bridge notes with related parties		5,000
Total current liabilities	8,600	10,417		2,618
Lease incentive obligation	76	101		135
Term loan payable, long-term	4,813	6,813		640
Total liabilities	$ 13,489	$ 17,331		$ 3,452
Commitments and contingencies (See Note 9)
Shareholders' equity (deficit):
Common stock	$ 20	$ 1		$ 1
Additional paid-in capital	213,027	12,407		12,313
Accumulated deficit	(119,483)	(101,753)		(80,536)
Treasury stock	(3)	(3)		(3)
Total shareholders' equity (deficit)	93,561	(89,348)		(68,225)	(61,404)
Total liabilities, convertible redeemable preferred stock and shareholders' equity (deficit)	$ 107,050	5,090		9,034
Series A convertible redeemable preferred stock
Convertible redeemable preferred stock
Convertible redeemable preferred stock		12,781		12,277	23,546
Series B convertible redeemable preferred stock
Convertible redeemable preferred stock
Convertible redeemable preferred stock		51,212		49,376	$ 47,540
Series C convertible redeemable preferred stock
Convertible redeemable preferred stock
Convertible redeemable preferred stock		$ 13,114		$ 12,154